Short-Term Debt	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT

A summary of short-term borrowings are as follows (dollars in thousands):

	2014	2013	2012

Balance at end of year:
Customer repurchase agreements	$134,931	$137,798	$114,646

Avg. outstanding during the year:
Customer repurchase agreements	$133,769	$127,616	$121,270
Federal Funds purchased	—	63	510

Max. outstanding at any month end:
Customer repurchase agreements	$151,637	$150,943	$131,971

Weighted-average interest rate:
During the year:
Customer repurchase agreements	0.26%	0.25%	0.26%
Federal Funds purchased	—	0.31%	0.28%
End of the year:
Customer repurchase agreements	0.26%	0.25%	0.26%
Federal Funds purchased	—	0.31%	0.28%

Through City National, the Company has purchased 17,571 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2014. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. Collateral pledged to the FHLB included approximately $1.7 billion at both December 31, 2014 and 2013 in investment securities and one-to-four-family residential property loans.  In addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2014 and 2013, City National had an additional $1.5 billion and $1.4 billion, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.